Commitments and contingencies (Details - Lease cost) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 592,410	$ 776,878	$ 2,124,939	$ 2,331,542
Cash paid for amounts included in the measurement of lease liabilities	$ 594,976	$ 778,843	$ 2,129,841	$ 2,303,668
Remaining lease term in years	1.08 – 4.17	0.33 – 5.17	1.08 – 4.17	0.33 – 5.17
Average discount rate - operating leases	5 - 8%	5 - 8%	5 - 8%	5 - 8%